Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of presentation
Schedule of Direct and indirect subsidiaries ownership percentage

		December 31,	December 31,
	Operations	2021	2020
Business name	Location	ownership %	ownership %
CLF AZ, Inc.	AZ	100%	100%
CLF NY, Inc.	NY	100%	100%
Curaleaf CA, Inc.	CA	100%	100%
Curaleaf KY, Inc.	KY	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	OH	100%	100%
Curaleaf PA, LLC	PA	100%	100%
Curaleaf, Inc.	MA	100%	100%
Focused Investment Partners, LLC	MA	100%	100%
CLF Maine, Inc.	ME	100%	100%
PalliaTech CT, Inc.	CT	100%	100%
CLF Oregon, LLC (formerly PalliaTech OR, LLC)	OR	100%	100%
PalliaTech Florida, Inc.	FL	100%	100%
PT Nevada, Inc.	NV	100%	100%
CLF Sapphire Holdings, Inc.	OR	100%	100%
Curaleaf NJ II, Inc.	NJ	100%	100%
Focused Employer, Inc.	MA	100%	100%
GR Companies, Inc.	IL	100%	100%
CLF MD Employer, LLC	MD	100%	100%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)	MD	100%	-
MI Health, LLC	MD	100%	-
Curaleaf Compassionate Care VA, LLC	VA	100%	100%
Curaleaf UT, LLC	UT	100%	100%
Curaleaf Processing, Inc	MA	100%	100%
Virginia's Kitchen, LLC	CO	100%	100%
Cura CO LLC	CO	100%	100%
Curaleaf Stamford, Inc.	CT	100%	100%
Curaleaf International Holdings, Limited	Guernsey, UK	68.5%	-
CLF MD Processing, LLC	MD	-	100%
Windy City Holding Company, LLC	IL	-	-
Grassroots OpCo AR, LLC	IL	-	-
Remedy Compassion Center, Inc	ME	-	-
Primary Organic Therapy, Inc (d/b/a Maine Organic Therapy)	ME	-	-

All intercompany balances and transactions are eliminated on consolidation.

Schedule of estimated useful life property plant and equipment

Estimated useful life
Information technology	3 to 5 years
Furniture and fixtures	3 to 7 years
Building and improvements	15 to 39 years
Leasehold improvements	Remaining useful life or lease term

Schedule of estimated useful life Intangible assets

Estimated useful life
Licenses	5-30 years
Trade names	1-20 years
Service Agreements	5-10 years
Intellectual property and know-how	5-15 years
Non-compete agreements	1-15 years
Customer list	1-5 years